Nationwide Life Insurance Company • Nationwide Provident VLI Separate Account 1	Nationwide Life and Annuity Insurance Company • Nationwide Provident VA Separate Account A

Prospectus supplement dated February 14, 2012 to
Market Street VIP/2 Annuity (NLAIC) prospectus dated May 1, 2008;
Options (NLIC) prospectus dated May 1, 2011

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

1.
The Board of Trustees of Van Eck VIP Trust voted to merge the Van Eck VIP Trust – Emerging Markets Fund: Class R1 into the Van Eck VIP Trust – Emerging Markets Fund: Initial Class effective on or about April 30, 2012.  Subject to shareholder approval, after the close of business on or about April 30, 2012, any account value allocated to the Van Eck VIP Trust – Emerging Markets Fund: Class R1 will be transferred to the Van Eck VIP Trust – Emerging Markets Fund: Initial Class.

In connection with this merger, effective April 30, 2012, the Van Eck VIP Trust – Emerging Markets Fund: Initial Class is available to all owners as an investment option, and all references to Van Eck VIP Trust – Emerging Markets Fund: Class R1 are removed.

2.
The Board of Trustees of Van Eck VIP Trust voted to merge the Van Eck VIP Trust – Global Bond Fund: Class R1 into the Van Eck VIP Trust – Global Bond Fund: Initial Class effective on or about April 30, 2012.  Subject to shareholder approval, after the close of business on or about April 30, 2012, any account value allocated to the Van Eck VIP Trust – Global Bond Fund: Class R1 will be transferred to the Van Eck VIP Trust – Global Bond Fund: Initial Class.

In connection with this merger, effective April 30, 2012, the Van Eck VIP Trust – Global Bond Fund: Initial Class is available to all owners as an investment option, and all references to Van Eck VIP Trust – Global Bond Fund: Class R1 are removed.

3.
The Board of Trustees of Van Eck VIP Trust voted to merge the Van Eck VIP Trust – Global Hard Assets Fund: Class R1 into the Van Eck VIP Trust – Global Hard Assets Fund: Initial Class effective on or about April 30, 2012.  Subject to shareholder approval, after the close of business on or about April 30, 2012, any account value allocated to the Van Eck VIP Trust – Global Hard Assets Fund: Class R1 will be transferred to the Van Eck VIP Trust – Global Hard Assets Fund: Initial Class.

In connection with this merger, effective April 30, 2012, the Van Eck VIP Trust – Global Hard Assets Fund: Initial Class is available to all owners as an investment option, and all references to Van Eck VIP Trust – Global Hard Assets Fund: Class R1 are removed.